Schedule of Other Assets (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Acquisition (see Note 5)			$ 472,701
Intangibles, net	$ 60,993	62,480
Deposits or advance payments on machinery, molds, components or technology (see Note 15)	517,377	336,466
Other	12,370	12,370	57,162
Other assets	$ 590,740	$ 411,316	$ 529,863